Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	APIC	Accumulated Deficit	Convertible Series B Preferred
Beginning balance at Dec. 31, 2014	$ 1,069,604	$ 12,915	$ 5,507,616	$ (4,456,327)	$ 5,400
Beginning balance, Shares at Dec. 31, 2014		12,915,343			5,400,000
Stock based compensation	396,850		396,850
Conversion of Series B Preferred Stock to common stock		$ 5,400			$ (5,400)
Conversion of Series B Preferred Stock to common stock, Shares		5,400,000			(5,400,000)
Proceeds from the initial public offering, net	10,253,484	$ 11,250	10,242,234
Proceeds from the initial public offering, net, Shares		11,250,000
Proceeds from the concurrent offering	2,700,000	$ 2,700	2,697,300
Proceeds from the concurrent offering, Shares		2,700,000
Exercise of compensation options	55,548	$ 56	55,492
Exercise of compensation options, Shares		55,548
Deferred offering costs - initial public offering	(785,197)		(785,197)
Net loss	(3,878,210)			(3,878,210)
Ending balance at Dec. 31, 2015	9,812,079	$ 32,321	18,114,295	(8,334,537)
Ending balance, Shares at Dec. 31, 2015		32,320,891
Stock based compensation	735,429		735,429
Exercise of employee stock options	2,600	$ 10	2,590
Exercise of employee stock options, Shares		10,000
Exercise of compensation options	731,085	$ 731	730,354
Exercise of compensation options, Shares		731,100
Exercise of warrants	3,491,780	$ 1,746	3,490,034
Exercise of warrants, Shares		1,745,890
Net loss	(6,074,999)			(6,074,999)
Ending balance at Dec. 31, 2016	8,697,974	$ 34,808	$ 23,072,702	$ (14,409,536)
Ending balance, Shares at Dec. 31, 2016		34,807,881
Net loss	(4,138,649)
Ending balance at Jun. 30, 2017	$ 7,074,781